SUBSEQUENT EVENT (Details) (Subsequent Events, USD $)	0 Months Ended
	Feb. 03, 2015	Apr. 27, 2015
Subsequent Event
Cash dividend declared (in dollars per share)	$ 0.20
Class A common stock
Subsequent Event
Cash dividend declared (in dollars per share)		$ 0.20
Class B common stock
Subsequent Event
Cash dividend declared (in dollars per share)		$ 0.20